Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	32,721,172
Proposed Maximum Offering Price per Unit	3.44
Maximum Aggregate Offering Price	$ 112,560,831.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,544.65
Offering Note	1a. The registration statement to which this exhibit is attached registers the resale from time to time by certain stockholders of an aggregate of 32,721,172 shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), which consists of (i) 10,795,804 shares of Common Stock and (ii) 21,925,368 shares of Common Stock issuable upon the exercise of outstanding pre-funded warrants that were initially issued pursuant to the Purchase Agreement dated as of September 9, 2025, as amended on August 3, 2026, by and between the Registrant and the selling stockholders named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement also covers such additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. 1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) based on the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Market on July 31, 2026 to be $3.54 and $3.34, respectively.